                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 12/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
TAX-EXEMPT MONEY MARKET FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2007
(Prospectus also enclosed)


RIVERSOURCE TAX-EXEMPT MONEY
MARKET FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH AS HIGH A LEVEL
OF CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND
STABILITY OF PRINCIPAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      5

Fund Expenses Example...............      8

Portfolio of Investments............     10

Financial Statements................     16

Notes to Financial Statements.......     19

Report of Independent Registered
   Public Accounting Firm...........     26

Federal Income Tax Information......     27

Board Members and Officers..........     29

Proxy Voting........................     32

Change in Independent Registered
   Public Accounting Firm...........     33

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  1

FUND SNAPSHOT AT DEC. 31, 2007

FUND OBJECTIVE

RiverSource Tax-Exempt Money Market Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Municipal notes                                               100%

TOP TEN STATES

Percentage of portfolio assets

Texas                                11.5%
Illinois                              8.0%
Tennessee                             7.9%
Minnesota                             7.4%
Georgia                               6.8%
Kentucky                              6.3%
Utah                                  5.1%
Michigan                              4.3%
Indiana                               4.1%
New Mexico                            3.8%

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distributions.
--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
   X                           HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
                            ITFXX          08/05/80
Total net assets                        $142.4 million
Number of holdings                               58
Weighted average maturity(1)                35 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  3

PERFORMANCE SUMMARY

                                FUND PERFORMANCE
                        For the year ended Dec. 31, 2007

                                  (BAR CHART)

RiverSource Tax-Exempt Money Market Fund                +3.09%


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                           TOTAL
0.70%

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2007
                                                                                SINCE
                                                                              INCEPTION
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   (8/5/80)
 RiverSource Tax-Exempt Money
   Market Fund                        +3.09%    +2.52%    +1.68%    +2.07%     +3.45%

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is a discussion of RiverSource Tax-Exempt Money Market Fund's results and positioning for the 12 months ended Dec. 31, 2007.

Q: How did RiverSource Tax-Exempt Money Market Fund perform for the fiscal year?

A: RiverSource Tax-Exempt Money Market Fund gained 3.09% for the 12 months ended Dec. 31, 2007. The annualized simple yield was 2.83% and the annualized compound yield was 2.87% for the seven-day period ended Dec. 31, 2007. The annualized simple and compound yields more closely reflect the current earnings of the Fund than the total return.

Q: What factors most significantly affected the Fund's performance during the annual period?

A: Changing expectations of future Federal Reserve Board (the Fed) policy and of the relative strength or weakness of economic growth had the greatest effect on the Fund's results. The Fed held interest rates steady through its Aug. 7, 2007 meeting. Toward the end of July, however, tightening credit conditions following turbulence in the subprime mortgage market had begun to shake up the financial markets. As these fears rippled around the world, the Fed cut the targeted federal funds rate three times from mid-September through the end of the period by a total of 100 basis points (1.00%). The targeted federal funds rate stood at 4.25% at the end of the annual period. Following the downward path of the targeted federal funds rate, tax-exempt money market yields moved lower. For the annual period as a whole, we believe the Fund was positioned appropriately to take advantage of the prevailing interest rate environment.

   It is important to note that the Fund's net assets remained concentrated in the highest quality securities during the period. It remained our policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with a focus on fundamentals and little reliance on the insurers themselves as we make investment decisions.

Q: What changes did you make to the Fund during the period?

A: Given our view early in the year that the Fed was firmly on hold for an extended period of time, we sought to take advantage of mispricings to benefit our shareholders. For example, as aggressive Fed easing began to be priced into the market late in the period, we shortened the Fund's average weighted maturity to the 30 to 40 day range during the fourth quarter to better maintain
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  5

QUESTIONS & ANSWERS

   liquidity and flexibility to lock in more attractive yields going forward. As of Dec. 31, 2007, the average weighted maturity of the Fund was 35 days. Overall, these changes made to the Fund's weighted average maturity as market conditions shifted helped the Fund's results.

   As market conditions shifted during the annual period, we also made changes within the focus of the Fund's holdings. When the tax-exempt money market yield curve flattened around mid-year, we found select opportunities to invest in one- to three-month fixed rate securities. This enabled us to lock in the higher yields these longer-dated fixed rate securities were then offering. When the tax-exempt money market yield curve subsequently inverted, meaning yields at the short-term end of the curve were higher than those at the longer-term end of the curve, we opportunistically added floating rate securities, which are reset in line with changes in market interest rates. These floating rate issues were attractively valued relative to fixed interest rate products and enabled the Fund to capture higher rates through the frequent resets of the securities' yields.

   OTHER FACTORS THAT THE FED MUST CONSIDER DURING THE COMING MONTHS INCLUDE INFLATION, CONTINUED HOUSING MARKET INACTIVITY AND A WEAKER U.S. DOLLAR.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: At the end of December, the federal funds futures market fully expected aggressive Fed easing in 2008, as the Fed continues to try and accommodate problems in the credit markets and avoid risks to economic growth. Other factors that the Fed must consider during the coming months include inflation, continued housing market inactivity and a weaker U.S. dollar.

   We believe that continued aggressive Fed easing currently priced into the market is overdone, and so we intend to keep the Fund's average weighted maturity within the 30 to 40 day range for the near term. We anticipate better opportunities to lock in higher yields going forward. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high quality investments with minimal credit risk while seeking competitive yields.
--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  7

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

                             BEGINNING        ENDING           EXPENSES         ANNUALIZED
                           ACCOUNT VALUE   ACCOUNT VALUE      PAID DURING      EXPENSE RATIO
                           JULY 1, 2007    DEC. 31, 2007   THE PERIOD(A),(B)   -------------

   Actual(c)                  $1,000         $1,015.10           $3.22             .63%
   Hypothetical (5%
   return before
   expenses)                  $1,000         $1,022.15           $3.23             .63%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 0.74%. Had this change been in effect for the entire six month period ended Dec. 31, 2007, the actual expenses paid would have been $3.52 and the hypothetical expenses paid would have been $3.54.
(c) Based on the actual return of +1.51% for the six months ended Dec. 31, 2007.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS

DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL NOTES (98.9%)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                   Value(a)
ALABAMA (1.1%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
  10-01-22                           3.75%        $1,550,000(e)           $1,550,000
------------------------------------------------------------------------------------

ALASKA (0.4%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Project
 V.R.D.N. Series 1993A
  12-01-33                           3.60            600,000(e)              600,000
------------------------------------------------------------------------------------

ARIZONA (3.2%)
Salt River Project Agricultural
 C.P.
  01-07-08                           3.27          1,500,000               1,500,000
  01-25-08                           3.43          3,000,000               3,000,000
                                                                     ---------------
Total                                                                      4,500,000
------------------------------------------------------------------------------------

COLORADO (2.7%)
Moffat County
 Refunding Revenue Bonds
 Pacificorp Projects
 V.R.D.N. Series 1994
 (JPMorgan Chase Bank) AMBAC
  05-01-13                           3.75          3,900,000(e)            3,900,000
------------------------------------------------------------------------------------

CONNECTICUT (2.8%)
Town of Fairfield
 Unlimited General Obligation Notes
 B.A.N. Series 2007
  07-25-08                           3.60          4,000,000               4,013,026
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

DISTRICT OF COLUMBIA (0.2%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
  03-01-28                           3.50%          $300,000(e)             $300,000
------------------------------------------------------------------------------------

FLORIDA (0.4%)
Collier County Health Facilities Authority
 Revenue Bonds
 Cleveland Clinic Fairview Hospital
 V.R.D.N. Series 2003C-1 (JP Morgan Chase & Co)
  01-01-35                           3.75            600,000(e)              600,000
------------------------------------------------------------------------------------

GEORGIA (6.7%)
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center Project
 V.R.D.N. Series 2003B (Wachovia Bank) FSA
  09-01-31                           3.47          4,860,000(e)            4,860,000
Fulton County Development Authority
 Revenue Bonds
 Woodward Academy Incorporated Project
 V.R.D.N. Series 2002 (SunTrust Bank)
  12-01-27                           3.44          4,700,000(e)            4,700,000
                                                                     ---------------
Total                                                                      9,560,000
------------------------------------------------------------------------------------

ILLINOIS (7.9%)
County of Cook
 Unlimited General Obligation Bonds
 Capital Improvement
 V.R.D.N. Series 2002B
 (Landesbank Hessen-Thuringen Girozentrale)
  11-01-31                           3.42          4,000,000(e)            4,000,000
Illinois Health Facilities Authority
 Revenue Bonds
 University of Chicago Hospitals
 V.R.D.N. Series 1998 (Bank One Illinois) MBIA
  08-01-26                           3.75          2,290,000(e)            2,290,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
ILLINOIS (CONT.)
Illinois International District
Refunding Revenue Bonds
V.R.D.N. Series 2003 (LaSalle Bank)
  01-01-23                           3.48%        $1,000,000(e)           $1,000,000
State of Illinois
 Unlimited General Obligation Bonds
 V.R.D.N Series 2003B (Depfa Bank)
  10-01-33                           3.46          4,000,000(e)            4,000,000
                                                                     ---------------
Total                                                                     11,290,000
------------------------------------------------------------------------------------

INDIANA (4.1%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
  02-01-22                           3.75            300,000(e)              300,000
Indiana University
 Revenue Bonds
 V.R.D.N. Series 2000
  11-15-20                           3.40          5,474,000(e)            5,474,000
                                                                     ---------------
Total                                                                      5,774,000
------------------------------------------------------------------------------------

KENTUCKY (6.2%)
Kentucky Asset Liability Commission
 Revenue Notes
 T.R.A.N. Series 2007A
  06-26-08                           3.65          4,000,000               4,014,732
Newport
 Revenue Bonds
 V.R.D.N Series 2002 (US Bank)
  04-01-32                           3.46          3,600,000(e)            3,600,000
Williamsburg
 Refunding & Improvement Revenue Bonds
 Cumberland Project
 V.R.D.N. Series 2002 (Fifth Third Bank)
  09-01-32                           3.44          1,225,000(e)            1,225,000
                                                                     ---------------
Total                                                                      8,839,732
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

LOUISIANA (1.3%)
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC Project
 V.R.D.N. Series 2003A (SunTrust Bank)
  09-01-14                           3.74%          $400,000(e)             $400,000
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC
 V.R.D.N. Series 2003B (Bank One)
  09-01-14                           3.40          1,500,000(e)            1,500,000
                                                                     ---------------
Total                                                                      1,900,000
------------------------------------------------------------------------------------

MARYLAND (2.5%)
Maryland Health & Higher Education
 C.P.
  01-16-08                           3.35          3,500,000               3,500,000
------------------------------------------------------------------------------------

MASSACHUSETTS (3.2%)
Massachusetts School Building Authority
 C.P.
  01-15-08                           3.47          3,000,000               3,000,000
  02-07-08                           3.33          1,500,000               1,500,000
                                                                     ---------------
Total                                                                      4,500,000
------------------------------------------------------------------------------------

MICHIGAN (4.3%)
Northville Township Economic Development Corporation
 Revenue Bonds
 Thrifty Northville Incorporated Project
 V.R.D.N. Series 1984 (Fifth Third Bank)
  05-01-14                           3.45          4,900,000(e)            4,900,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
  12-01-19                           3.73          1,200,000(e)            1,200,000
                                                                     ---------------
Total                                                                      6,100,000
------------------------------------------------------------------------------------

MINNESOTA (7.3%)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
  09-01-29                           3.80            291,000(e)              291,000

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  11

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
MINNESOTA (CONT.)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M1 (Harris)
  10-01-32                           3.75%        $1,150,000(e)           $1,150,000
Minnesota School District Capital Equipment Borrowing Program
 Certificate of Participation
 Aid Anticipation Certificates
 Series 2007
 SD Credit Program
  08-28-08                           3.60          2,930,000               2,945,928
Rochester health Care Facility
 C.P.
  02-14-08                           3.39          2,000,000               2,000,000
Southern Minnesota Municipal Power
 C.P.
  01-10-08                           3.56          4,000,000               4,000,000
                                                                     ---------------
Total                                                                     10,386,928
------------------------------------------------------------------------------------

MISSISSIPPI (1.8%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           3.50          1,300,000(e)            1,300,000
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           3.74          1,200,000(e)            1,200,000
                                                                     ---------------
Total                                                                      2,500,000
------------------------------------------------------------------------------------

MISSOURI (0.7%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
  09-01-30                           3.74          1,000,000(e)            1,000,000
------------------------------------------------------------------------------------

NEBRASKA (2.5%)
Nebraska Public Power District
 C.P.
  01-08-08                           3.49          3,600,000               3,600,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

NEVADA (1.4%)
Las Vegas Valley Water District
 C.P.
  01-14-08                           3.40%        $2,000,000              $2,000,000
------------------------------------------------------------------------------------

NEW MEXICO (3.8%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                           3.50          5,400,000(e)            5,400,000
------------------------------------------------------------------------------------

OREGON (3.5%)
State of Oregon
 Unlimited General Obligation Notes
 T.A.N. Series 2007A
  06-30-08                           3.59          5,000,000               5,020,852
------------------------------------------------------------------------------------

PENNSYLVANIA (0.7%)
Bucks County Industrial Development Authority
 Revenue Bonds
 SHV Real Estate Incorporated
 V.R.D.N. Series 1985 (ABN AMRO Bank)
  07-01-15                           3.20          1,000,000(e)            1,000,000
------------------------------------------------------------------------------------

TENNESSEE (7.8%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                           3.74          1,000,000(e)            1,000,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
  01-01-33                           3.74          1,910,000(e)            1,910,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                           3.74          2,410,000(e)            2,410,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
TENNESSEE (CONT.)
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
Revenue Bonds
Belmont University Project
V.R.D.N Series 2002 (SunTrust Bank)
  12-01-22                           3.44%        $1,000,000(e)           $1,000,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           3.74          1,850,000(e)            1,850,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
  02-01-36                           3.74          2,900,000(e)            2,900,000
                                                                     ---------------
Total                                                                     11,070,000
------------------------------------------------------------------------------------

TEXAS (11.4%)
Bell County Health Facility Development Corporation
 Revenue Bonds
 Scott & White Memorial Hospital
 V.R.D.N. Series 2001-1
 (JPMorgan Chase Bank) MBIA
  08-15-31                           3.75            715,000(e)              715,000
City of San Antonio
 Refunding Revenue Bonds
 Sub Lien
 V.R.D.N. Series 2003B
 (JPMorgan Chase Bank) MBIA
  05-15-33                           3.20          4,635,000(e)            4,635,000
Dallas Area Rapid Transit
 C.P.
  01-09-08                           3.34          3,000,000               3,000,000
Harris County Industrial Development Corporation
 Revenue Bonds
 Exxon Mobil Corporation
 V.R.D.N. Series 1984
  03-01-24                           3.57          1,400,000(e)            1,400,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                           3.74          3,400,000(e)            3,400,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
TEXAS (CONT.)
State of Texas
 Limited General Obligation Notes
 T.R.A.N Series 2007
  08-28-08                           3.64%        $3,000,000              $3,015,563
                                                                     ---------------
Total                                                                     16,165,563
------------------------------------------------------------------------------------

UTAH (5.0%)
Emery County
 Refunding Revenue Bonds
 Pacificorp Projects
 V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
  11-01-24                           3.75          3,150,000(e)            3,150,000
Intermountain Power Agency
 C.P.
  02-06-08                           3.29          4,000,000               4,000,000
                                                                     ---------------
Total                                                                      7,150,000
------------------------------------------------------------------------------------

VIRGINIA (2.8%)
Chesapeake Hospital Authority
 Revenue Bonds
 Chesapeake General Hospital
 V.R.D.N. Series 2001A (SunTrust Bank)
  07-01-31                           3.44          4,000,000(e)            4,000,000
------------------------------------------------------------------------------------

WASHINGTON (0.4%)
Energy Northwest
 Refunding Revenue Bonds
 V.R.D.N. 1st Series 1993A-3 (Morgan Guaranty Trust)
  07-01-17                           3.40            555,000(e)              555,000
------------------------------------------------------------------------------------

WISCONSIN (1.9%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
  12-01-20                           3.48          2,715,000(e)            2,715,000
------------------------------------------------------------------------------------

WYOMING (0.9%)
Lincoln County
 Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1984B
  11-01-14                           3.57            600,000(e)              600,000

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  13

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
WYOMING (CONT.)
Uinta County
Refunding Revenue Bonds
Chevron USA Incorporated Project
V.R.D.N Series 1993
  08-15-20                           3.50%          $700,000(e)             $700,000
                                                                     ---------------
Total                                                                      1,300,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $140,790,101)(f)                                                 $140,790,101
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party, in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2007.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DEC. 31, 2007

ASSETS
Investments in securities, at value (identified cost
   $140,790,101)                                                $140,790,101
Cash                                                                 864,645
Capital shares receivable                                            717,819
Accrued interest receivable                                          710,863
----------------------------------------------------------------------------
Total assets                                                     143,083,428
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     44,346
Capital shares payable                                               540,487
Accrued investment management services fee                             3,859
Accrued distribution fee                                              23,609
Accrued transfer agency fee                                              579
Accrued administrative services fee                                      702
Other accrued expenses                                                59,360
----------------------------------------------------------------------------
Total liabilities                                                    672,942
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $142,410,486
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,424,653
Additional paid-in capital                                       141,008,617
Accumulated net realized gain (loss)                                 (22,784)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $142,410,486
============================================================================
Shares outstanding                                               142,465,323
----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $       1.00
----------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED DEC. 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $4,437,454
--------------------------------------------------------------------------
Expenses:
Investment management services fee                                 406,763
Distribution fee                                                   123,262
Transfer agency fee                                                114,138
Administrative services fee                                         73,957
Compensation of board members                                        2,202
Custodian fees                                                      23,887
Printing and postage                                                45,183
Registration fees                                                   39,032
Professional fees                                                   28,698
Other                                                                1,431
--------------------------------------------------------------------------
Total expenses                                                     858,553
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (82,005)
--------------------------------------------------------------------------
                                                                   776,548
   Earnings and bank fee credits on cash balances                  (25,698)
--------------------------------------------------------------------------
Total net expenses                                                 750,850
--------------------------------------------------------------------------
Investment income (loss) -- net                                 $3,686,604
==========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DEC. 31,                                          2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $   3,686,604    $   3,147,632
Net realized gain (loss) on investments                             --           58,788
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                3,686,604        3,206,420
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                    (3,713,525)      (3,206,375)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                              202,663,665      159,923,621
Net asset value of shares issued in reinvestment of
   distributions                                             3,585,516        3,110,389
Payments for redemptions of shares                        (181,517,734)    (165,126,186)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             24,731,447       (2,092,176)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     24,704,526       (2,092,131)
Net assets at beginning of year                            117,705,960      119,798,091
---------------------------------------------------------------------------------------
Net assets at end of year                                $ 142,410,486    $ 117,705,960
=======================================================================================
Undistributed net investment income                      $          --    $      26,921
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Money Market Fund (the Fund) is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors of the Funds (the Board). The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

On June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT 19 of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                                    2007          2006
----------------------------------------------------------------------------
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions*.........................    $3,713,525    $3,206,375

* Tax-exempt interest distributions were 98.73% and 100% for the years ended 2007 and 2006, respectively.

At Dec. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income.............................    $ 44,346
Undistributed accumulated long-term gain....................    $     --
Accumulated realized loss...................................    $(22,784)
Unrealized appreciation (depreciation)......................    $     --

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Jan. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the year ended Dec. 31, 2007, was 0.33% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from .06% to ..03% annually as the Fund's assets increase. The fee for the year ended Dec. 31, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2007, other expenses paid to this company were $288.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  21

For the year ended Dec. 31, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were 0.63%. Under an agreement, which was effective until Dec. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses would not exceed 0.63% of the Fund's average daily net assets. Effective Jan. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses will not exceed 0.74% of the Fund's average daily net assets until Dec. 31, 2008, unless sooner terminated at the discretion of the Board.

During the year ended Dec. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $25,698 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $308,775,293 and $284,269,000, respectively, for the year ended Dec. 31, 2007. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Dec. 31, 2007.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2007, that if not offset by capital gains will expire as follows:

2008    2010      2013
$166   $18,332   $4,286

--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT 23 relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED DEC. 31,               2007           2006           2005           2004           2003
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03            .03            .02            .01             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)          (.03)          (.02)          (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $142           $118           $120           $128           $169
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(b)                   .70%           .73%           .74%           .73%           .71%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                   .63%(d)        .73%           .74%           .73%           .71%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.99%          2.70%          1.68%           .48%           .37%
-----------------------------------------------------------------------------------------------------------
Total return                              3.09%          2.79%(e)       1.71%           .50%           .37%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.61% for the fiscal period ended Dec. 31, 2007.
(d) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Tax-Exempt Money Market Fund (the
Fund) of the RiverSource Tax-Exempt Money Market Series, Inc. as of December 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Money Market Fund of the RiverSource Tax-Exempt Money Market Series, Inc. at December 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 19, 2008

--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

Fiscal year ended Dec. 31, 2007

INCOME DISTRIBUTIONS -- 98.73% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Jan. 23, 2007...............................................        $0.00221
Feb. 23, 2007...............................................         0.00253
March 26, 2007..............................................         0.00256
April 25, 2007..............................................         0.00274
May 25, 2007................................................         0.00259
June 25, 2007...............................................         0.00261
July 25, 2007...............................................         0.00250
Aug. 24, 2007...............................................         0.00249
Sept. 24, 2007..............................................         0.00267
Oct. 26, 2007...............................................         0.00262
Nov. 26, 2007...............................................         0.00245
Dec. 27, 2007...............................................         0.00231
Total distributions.........................................        $0.03028

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  27

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2007 are listed below.

Alabama...........................................     0.320%
Alaska............................................     0.046
Arizona...........................................     2.217
Colorado..........................................     0.553
Connecticut.......................................     1.172
Florida...........................................     4.121
Georgia...........................................     6.568
Illinois..........................................     8.945
Indiana...........................................     2.951
Kentucky..........................................     5.995
Louisiana.........................................     0.542
Maine.............................................     2.889
Maryland..........................................     2.545
Michigan..........................................     6.563
Minnesota.........................................     8.120
Mississippi.......................................     1.768
Missouri..........................................     1.637
Nebraska..........................................     2.994
Nevada............................................     2.198
New Jersey........................................     1.075
New Mexico........................................     1.331
Oregon............................................     1.221
Pennsylvania......................................     0.517
South Carolina....................................     0.987
Tennessee.........................................     5.030
Texas.............................................    14.408
Utah..............................................     5.558
Virginia..........................................     3.352
Washington........................................     0.039
Washington, D.C. .................................     0.551
Wisconsin.........................................     3.265
Wyoming...........................................     0.522

--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme     None
901 S. Marquette Ave.    since 2006         Court, 1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,            None
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners   None
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 53
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and   None
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant              None
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 73
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 69                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  29

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           None
901 S. Marquette Ave.    since 2004         Management, Inc. (private real
Minneapolis, MN 55402                       estate and asset management
Age 55                                      company)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer and          Idera
901 S. Marquette Ave.    since 2002         Director, RiboNovix, Inc. since      Pharmaceutical, Inc.
Minneapolis, MN 55402                       2003 (biotechnology); former         (biotechnology);
Age 63                                      President, Forester Biotech          Healthways, Inc.
                                                                                 (health management
                                                                                 programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management   None
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; Director, President and Chief
                                            Executive Officer, Ameriprise
                                            Certificate Company since 2006;
                                            Chairman of the Board, Chief
                                            Executive Officer and President,
                                            RiverSource Distributors, Inc.
                                            since 2006; Senior Vice
                                            President -- Chief Investment
                                            Officer, Ameriprise Financial, Inc.
                                            and Chairman of the Board and Chief
                                            Investment Officer, RiverSource
                                            Investments, LLC, 2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President and General Manager
172 Ameriprise           2006               Mutual Funds, RiverSource Investments, LLC
Financial Center                            since 2006; Director and Vice
Minneapolis, MN 55474                       President -- Asset Management, Products and
Age 41                                      Marketing, RiverSource Distributors, Inc.
                                            since 2006; Managing Director and Global Head
                                            of Product, Morgan Stanley Investment
                                            Management, 2004-2006; President, Touchstone
                                            Investments, 2002-2004
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Chief
Financial Center                            Financial Officer, RiverSource Distributors,
Minneapolis, MN 55474                       Inc. since 2006
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Chief Counsel, RiverSource Distributors,
Minneapolis, MN 55474    since 2006         Inc. since 2006; Vice President, General
Age 48                                      Counsel and Secretary, Ameriprise Certificate
                                            Company since 2005; Vice President -- Asset
                                            Management Compliance, Ameriprise Financial,
                                            Inc., 2004-2005; Senior Vice President and
                                            Chief Compliance Officer, USBancorp Asset
                                            Management, 2002-2004
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  31

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2006 and the year ended Dec. 31, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 ANNUAL REPORT  33

     RIVERSOURCE(R) TAX-EXEMPT MONEY MARKET FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                             S-6433 AE (2/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                                 2007 - $20,650

(b) Audit - Related Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered in connection with the semiannual financial statement review for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                                   2007 - $350

(c) Tax Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                                  2007 - $3,000

(d) All Other Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                                    2007 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)       Not applicable.

(g) Non-Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $624,800

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

          Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Tax-Exempt Money Market
                                        Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date March 5, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date March 5, 2008